EATON VANCE HIGH INCOME OPPORTUNITIES FUND

Supplement to Prospectus dated March 1, 2019 as revised June 18, 2019

The following changes are effective December 31, 2019:

1.  The following replaces “Portfolio Managers” under “Fund Summary”:

Portfolio Managers

Kelley Baccei, Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2014.

Stephen Concannon, Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2014.

Jeffrey Mueller, Vice President of EVAIL, has managed the Portfolio since June 2019.

2.  The following replaces the sixth paragraph under “Management and Organization”:

Stephen Concannon, Kelley Baccei and Jeffrey Mueller manage the High Income Opportunities Portfolio. Mr. Concannon and Ms. Baccaei have managed the Portfolio since November 2014. Ms. Baccei has managed the Portfolio since June 2019. Mr. Concannon and Ms. Baccei have each been Vice Presidents of Eaton Vance and BMR for more than five years and each manages other Eaton Vance portfolios. Mr. Mueller has managed the Portfolio since June 2019 and is a Vice President of EVAIL. Prior to November 1, 2017, Mr. Mueller held similar positions at Eaton Vance Management (International) Limited (“EVMI”). Prior to joining EVMI as a Vice President in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

December 31, 2019	34146 12.31.19

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated March 1, 2019 as revised June 18, 2019

Effective December 31, 2019, the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kelley Baccei
Registered Investment Companies	2	$1,714.2	0	$0
Other Pooled Investment Vehicles	1	$185.0	0	$0
Other Accounts	0	$0	0	$0
Stephen Concannon
Registered Investment Companies	3	$6,501.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jeffrey Mueller*
Registered Investment Companies	6	$696.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$325.8	0	$0

* As of April 30, 2019.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Kelley Baccei	None	$500,001 - $1,000,000
Stephen Concannon	$100,001 - $500,000	$100,001 - $500,000
Jeffrey Mueller*	None	None

* As of April 30, 2019.

** As of October 31, 2019.

December 31, 2019

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2019 as revised June 18, 2019

The following changes are effective December 31, 2019:

1.  The following replaces “Portfolio Managers” under “Fund Summaries – Eaton Vance Income Fund of Boston”:

Portfolio Managers

Kelley Baccei, Vice President of Eaton Vance and BMR, has managed the Portfolio since June 2019.

Stephen Concannon, Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2014.

Jeffrey Mueller, Vice President of EVAIL, has managed the Portfolio since June 2019.

2.  The following replaces the last paragraph under “Boston Income Portfolio.” under “Management and Organization”:

Stephen Concannon, Kelley Baccei and Jeffrey Mueller manage the Boston Income Portfolio. Mr. Concannon has managed the Portfolio since November 2014. Ms. Baccei has managed the Portfolio since June 2019. Mr. Concannon and Ms. Baccei have each been Vice Presidents of Eaton Vance and BMR for more than five years and each manages other Eaton Vance portfolios. Mr. Mueller has managed the Portfolio since June 2019 and is a Vice President of EVAIL. Prior to November 1, 2017, Mr. Mueller held similar positions at Eaton Vance Management (International) Limited (“EVMI”). Prior to joining EVMI as a Vice President in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

December 31, 2019	34145 12.31.19

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2019 as revised June 26, 2019

1.  The following replaces “Portfolio Managers” under “Fund Summaries – Floating-Rate & High Income Fund”:

Portfolio Managers

Craig P. Russ, Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio since November 2007 and the Fund since September 2018.

Andrew N. Sveen, Vice President of BMR, has managed Eaton Vance Floating Rate Portfolio and the Fund since March 2019.

Kelley G. Baccei, Vice President of Eaton Vance and BMR, has managed High Income Opportunities Portfolio since November 2014, the Fund since September 2018, Short Duration High Income Portfolio since March 2019 and Boston Income Portfolio since June 2019.

Stephen C. Concannon, Vice President of Eaton Vance and BMR, has managed Boston Income Portfolio and High Income Opportunities Portfolio since November 2014 and the Fund since September 2018.

Jeffrey D. Mueller, Vice President of Eaton Vance Advisers International Ltd. (“EVAIL”), has managed Boston Income Portfolio and High Income Opportunities Portfolio since June 2019.

2.  The following replaces the fifth and sixth paragraphs under “Eaton Vance Floating-Rate & High Income Fund” in “Management and Organization”:

Eaton Vance Floating-Rate & High Income Fund is managed by Craig P. Russ, Stephen C. Concannon and Kelley G. Baccei since September 20, 2018 and Andrew N. Sveen since March 1, 2019. Messrs. Russ, Concannon and Sveen and Ms. Baccei manage other Eaton Vance funds and portfolios and have been Eaton Vance portfolio managers for more than five years.

3.  The following replaces the fifth paragraph under “Boston Income Portfolio” in “Further Information about the Portfolio(s)”:

Stephen Concannon, Kelley Baccei and Jeffrey Mueller manage the Boston Income Portfolio. Mr. Concannon has managed the Portfolio since November 2014. Ms. Baccei has managed the Portfolio since June 2019. Mr. Concannon and Ms. Baccei have each been Vice Presidents of Eaton Vance and BMR for more than five years and each manages other Eaton Vance portfolios. Mr. Mueller has managed the Portfolio since June 2019 and is a Vice President of EVAIL. Prior to November 1, 2017, Mr. Mueller held similar positions at Eaton Vance Management (International) Limited (“EVMI”). Prior to joining EVMI as a Vice President in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

4.  The following replaces the fifth paragraph under “High Income Opportunities Portfolio” in “Further Information about the Portfolio(s)”:

Stephen Concannon, Kelley Baccei and Jeffrey Mueller manage the High Income Opportunities Portfolio. Mr. Concannon and Ms. Baccei have managed the Portfolio since November 2014. Mr. Concannon and Ms. Baccei have each been a Vice President of Eaton Vance and BMR for more than five years and each manages other Eaton Vance portfolios. Mr. Mueller has managed the Portfolio since June 2019 and is a Vice President of EVAIL. Prior to November 1, 2017, Mr. Mueller held similar positions at Eaton Vance Management (International) Limited (“EVMI”) . Prior to joining EVMI as a Vice President in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

5.  The following replaces the sixth paragraph under “Short Duration High Income Portfolio” in “Further Information about the Portfolio(s)”:

Kelley Baccei and Stephen Concannon manage Short Duration High Income Portfolio. Ms. Baccei and Mr. Concannon have managed the Portfolio since March 2019 and December 2019, respectively. Ms. Baccei and Mr. Concannon has been Vice Presidents of Eaton Vance and BMR for more than five years.

December 31, 2019	34144 12.31.19

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2019 as revised June 26, 2019

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kelley Baccei
Registered Investment Companies	2	$1,714.2	0	$0
Other Pooled Investment Vehicles	1	$185.0	0	$0
Other Accounts	0	$0	0	$0
Stephen Concannon
Registered Investment Companies	3	$6,501.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jeffrey Mueller*
Registered Investment Companies	6	$696.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$325.8	0	$0
Craig P. Russ
Registered Investment Companies	10	$30,526.5	0	$0
Other Pooled Investment Vehicles	5	$6,629.6	0	$0
Other Accounts	8	$6,971.9	0	$0
Andrew N. Sveen
Registered Investment Companies	3	$2,174.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* As of April 30, 2019.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Floating-Rate Advantage Fund
Craig P. Russ	$500,001 - $1,000,000	Over $1,000,000
Andrew N. Sveen	None	$100,001 - $500,000
Floating-Rate Fund
Craig P. Russ	None	Over $1,000,000
Andrew N. Sveen	None	$100,001 - $500,000
Floating-Rate & High Income Fund
Kelley Baccei	None	$500,001 - $1,000,000
Stephen Concannon	None	$100,001 - $500,000
Jeffrey Mueller*	None	None
Craig P. Russ	None	Over $1,000,000
Andrew N. Sveen	None	$100,001 - $500,000

* As of April 30, 2019.

December 31, 2019